Common shares - Summary of Restricted Stock Awards (Details) - Restricted Stock	6 Months Ended
Jun. 30, 2021 shares $ / shares
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Number of shares outstanding and non-vested, beginning balance (in shares) | shares	3,806,773
Number of shares granted (in shares) | shares	276,369
Number of shares vested (in shares) | shares	(362,565)
Number of shares forfeited (in shares) | shares	0
Number of shares outstanding and non-vested, ending balance (in shares) | shares	3,720,577
Weighted average grand date fair value, outstanding, beginning balance (in dollars per share) | $ / shares	$ 24.19
Weighted average grant date fair value, granted (in dollars per share) | $ / shares	18.38
Weighted average grant date fair value, vested (in dollars per share) | $ / shares	31.14
Weighted average grant date fair value, forfeited (in dollars per share) | $ / shares	0
Weighted average grand date fair value, outstanding, ending balance (in dollars per share) | $ / shares	$ 23.08